EQUITY (Details Narrative 1)		12 Months Ended
	Dec. 12, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 31, 2014 $ / shares shares
Gross proceeds from issuance of warrants		$ 2,947,283
Expense recorded due to the change in the fair value of the warrants			184,448
Loss on extinguishment of derivative liabilities		$ (1,577,896)
Expected term		5 years
Square 1 Bank [Member]
Expected term	2 years
Warrants Issued to Placement Agents in Private Placement Offering [Member]
Warrants to purchase shares of the common stock issued | shares				2,000,000
Exercise price (in dollars per share) | $ / shares				$ 1.00
Loss on extinguishment of derivative liabilities	$ 187,240
Warrants Issued to Placement Agents in Private Placement Offering [Member] | Series B Preferred Stock [Member]
Warrants to purchase shares of the common stock issued | shares	4,880,655
Expected term	10 years
Percentage of common stock purchased	10.00%
Warrant [Member] | Square 1 Bank [Member]
Number of shares issued | shares	11,096
Minimum [Member]
Expected term			6 years
Maximum [Member]
Expected term			9 years 7 months 2 days
Private Placement Offering [Member]
Exercise price (in dollars per share) | $ / shares				$ 2.00
Warrant Tender Offer [Member] | Common Stock [Member]
Number of notes converted	48,806,545
Loan issuace fees	$ 84,642	$ 423,207
Incurred interest expense		136,722
Interest expense paid in cash		124,569
Conversion of accrued interest expense		12,153
Debt instrument beneficial conversion feature		$ 4,253,558
Warrant Tender Offer [Member] | Private Placement Offering [Member]
Number of shares issued | shares	21,549,510
Warrants to purchase shares of the common stock issued | shares	686,300
Number of warrants tendered | shares	6,863,000
Gross proceeds from issuance of warrants	$ 3,431,500
Net proceeds from issuance of warrants	2,947,283
Transaction fees	484,217
Warrant agent fees	$ 254,520
Discription of warrant offer

(i) receive four shares of common stock for each warrant exercised rather than one, (ii) reduce the exercise price to $0.50 per warrant in cash (or $0.125 per share); (iii) shorten the exercise period so that it expired concurrently with the expiration of the Warrant Tender Offer at 5:00 p.m. (Eastern Time) on December 9, 2016, and (iv) delete any price-based anti-dilution provisions.

Percent cash commission of gross funds raised	8.00%
Expense recorded due to the change in the fair value of the warrants	$ 704,848
Loss on extinguishment of derivative liabilities	$ 187,239
Warrant Tender Offer [Member] | Private Placement Offering [Member] | Minimum [Member]
Exercise price (in dollars per share) | $ / shares	$ 0.125
Warrant Tender Offer [Member] | Private Placement Offering [Member] | Maximum [Member]
Exercise price (in dollars per share) | $ / shares	$ 1.00